SHAREHOLDER'S CAPITAL - Share Issuances and Cancellations (Details)	12 Months Ended
Dec. 31, 2021 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	354,934,813
Changes in number of shares outstanding
Issued as partial consideration for acquisitions (in shares)	876,419
Issued and fully paid during the year (in shares)	8,196,721
Issued on exercise of share options	2,300,000
Issued on exercise and settlement of RSUs	442,150
Issued on TEU conversion (in shares)	8,337,004
Cancelled during the year (in shares)	(26,041)
Number of shares outstanding at end of period (in shares)	375,061,066
Subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	314,300,421
Changes in number of shares outstanding
Issued as partial consideration for acquisitions (in shares)	876,419
Issued on exercise of share options	2,300,000
Issued on exercise and settlement of RSUs	442,150
Issued on TEU conversion (in shares)	8,337,004
Cancelled during the year (in shares)	(26,041)
Number of shares outstanding at end of period (in shares)	326,229,953
Multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	12,062,964
Changes in number of shares outstanding
Issued as partial consideration for acquisitions (in shares)	0
Issued and fully paid during the year (in shares)	0
Issued on exercise of share options	0
Issued on exercise and settlement of RSUs	0
Issued on TEU conversion (in shares)	0
Cancelled during the year (in shares)	0
Number of shares outstanding at end of period (in shares)	12,062,964
Preferred shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	28,571,428
Changes in number of shares outstanding
Issued as partial consideration for acquisitions (in shares)	0
Issued and fully paid during the year (in shares)	8,196,721
Issued on exercise of share options	0
Issued on exercise and settlement of RSUs	0
Issued on TEU conversion (in shares)	0
Cancelled during the year (in shares)	0
Number of shares outstanding at end of period (in shares)	36,768,149